Debt Instruments at Amortized Cost - Additional Information (Detail) - PHP (₱) ₱ in Thousands								12 Months Ended
	Feb. 16, 2026	Jul. 07, 2022	Jun. 16, 2022	Jun. 03, 2022	Mar. 04, 2022	Dec. 02, 2021	Mar. 09, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments								₱ 370,000	₱ 395,000
Three-Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond							3 years
Face value of retail treasury bond							₱ 100,000
Maturity on face value of retail treasury bond							Mar. 09, 2024
Gross coupon rate							2.375%
Interest income, net of withholding tax									475	₱ 1,900
5.5-Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond						5 years 6 months
Face value of retail treasury bond						₱ 300,000
Maturity on face value of retail treasury bond						Jun. 02, 2027
Gross coupon rate						4.625%
Interest income, net of withholding tax								11,100	11,100	11,100
Investment in debt securities and other long-term investments								300,000	300,000
5 -Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond					5 years
Face value of retail treasury bond					₱ 40,000
Maturity on face value of retail treasury bond					Mar. 04, 2027
Gross coupon rate					4.875%
Interest income, net of withholding tax								1,600	1,600	1,600
Investment in debt securities and other long-term investments								40,000	40,000
3-Month Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest income, net of withholding tax								0
Three-year FXTN 03-27 [Member] | PLDT and Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date				Apr. 07, 2025
Gross coupon rate				4.25%
Interest income, net of withholding tax								425	850	850
Investment in debt securities and other long-term investments				₱ 25,000				0	25,000
Seven-year FXTN 07-67 [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date			May 19, 2029
Gross coupon rate			6.50%
Interest income, net of withholding tax								520	520	520
Investment in debt securities and other long-term investments			₱ 10,000					10,000	10,000
Four-year FXTN 07-62 [Member] | PLDT and Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date		Feb. 14, 2026
Gross coupon rate		6.25%
Interest income, net of withholding tax								1,000	1,000	₱ 1,000
Investment in debt securities and other long-term investments		₱ 20,000						₱ 20,000	₱ 20,000
1.5-year Landbank ASENSO Bonds Series B [Member] | PLDT and Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 50,000
1.5-year Landbank ASENSO Bonds Series B [Member] | PLDT and Smart Communications, Inc. [Member] | Entering Into Significant Liabilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date	Aug. 16, 2027
Gross coupon rate	5.1714%